BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense
Interest capitalized - project assets	$ 26,439	$ 17,316	$ 10,197
Interest capitalized - solar power systems, net	18,666	0	0
Interest capitalized - property, plant, and equipment			154
Interest expense	74,266	58,153	71,874
Total interest incurred	$ 119,371	$ 75,469	$ 82,225
Short-term borrowings
BORROWINGS
Floating interest rate (as a percent)	5.30%	3.00%
Long-term borrowings
BORROWINGS
Floating interest rate (as a percent)	4.10%	3.50%